Financial instruments and financial risk management - Effect Of Share Price Variations On Warrant Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Nov. 01, 2016	Dec. 31, 2015	Dec. 14, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments [line items]
Warrant liability	$ 3,897	$ 6,854		$ 10,891		$ 8,225
Bottom Of Range
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, other relevant impact	1,359
Top Of Range
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, other relevant impact	(1,474)
Warrant liability
Disclosure of detailed information about financial instruments [line items]
Warrant liability	3,897		$ 400		$ 7,698
Warrant liability | Market risk | Bottom Of Range
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, other relevant impact	1,359
Warrant liability | Market risk | Top Of Range
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, other relevant impact	$ (1,474)